Schedule III Real Estate and Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	$ 6,041,485
Initial Cost
Land	2,941,448
Buildings and Improvements	21,097,632
Costs Capitalized Subsequent to Acquisition
Land	195,533
Buildings and Improvements	5,098,717
Gross Amounts At Which Carried At Close of Period
Land	3,136,981
Buildings and Improvements	26,196,349
Total	29,333,330
Accumulated Depreciation	8,148,170
Other
Initial Cost
Land	2,614
Buildings and Improvements	10,133
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,820
Gross Amounts At Which Carried At Close of Period
Land	2,614
Buildings and Improvements	11,953
Total	14,567
Accumulated Depreciation	4,874
Anderson Mall, Anderson, SC | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	26,203
Initial Cost
Land	1,712
Buildings and Improvements	15,227
Costs Capitalized Subsequent to Acquisition
Land	851
Buildings and Improvements	20,602
Gross Amounts At Which Carried At Close of Period
Land	2,563
Buildings and Improvements	35,829
Total	38,392
Accumulated Depreciation	15,506
Arsenal Mall, Watertown, MA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	709
Initial Cost
Land	14,714
Buildings and Improvements	47,680
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,702
Gross Amounts At Which Carried At Close of Period
Land	14,714
Buildings and Improvements	56,382
Total	71,096
Accumulated Depreciation	19,469
Bangor Mall, Bangor, ME | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	80,000
Initial Cost
Land	5,478
Buildings and Improvements	59,740
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,810
Gross Amounts At Which Carried At Close of Period
Land	5,478
Buildings and Improvements	69,550
Total	75,028
Accumulated Depreciation	24,488
Barton Creek Square, Austin, TX | Regional Malls
Initial Cost
Land	2,903
Buildings and Improvements	20,929
Costs Capitalized Subsequent to Acquisition
Land	7,983
Buildings and Improvements	63,147
Gross Amounts At Which Carried At Close of Period
Land	10,886
Buildings and Improvements	84,076
Total	94,962
Accumulated Depreciation	47,203
Battlefield Mall, Springfield, MO | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	88,930
Initial Cost
Land	3,919
Buildings and Improvements	27,231
Costs Capitalized Subsequent to Acquisition
Land	3,000
Buildings and Improvements	62,067
Gross Amounts At Which Carried At Close of Period
Land	6,919
Buildings and Improvements	89,298
Total	96,217
Accumulated Depreciation	54,855
Bay Park Square, Green Bay, WI | Regional Malls
Initial Cost
Land	6,358
Buildings and Improvements	25,623
Costs Capitalized Subsequent to Acquisition
Land	4,133
Buildings and Improvements	24,641
Gross Amounts At Which Carried At Close of Period
Land	10,491
Buildings and Improvements	50,264
Total	60,755
Accumulated Depreciation	23,146
Bowie Town Center, Bowie, MD | Regional Malls
Initial Cost
Land	2,710
Buildings and Improvements	65,044
Costs Capitalized Subsequent to Acquisition
Land	235
Buildings and Improvements	6,089
Gross Amounts At Which Carried At Close of Period
Land	2,945
Buildings and Improvements	71,133
Total	74,078
Accumulated Depreciation	27,731
Boynton Beach Mall, Boynton Beach, FL | Regional Malls
Initial Cost
Land	22,240
Buildings and Improvements	78,804
Costs Capitalized Subsequent to Acquisition
Land	4,666
Buildings and Improvements	25,150
Gross Amounts At Which Carried At Close of Period
Land	26,906
Buildings and Improvements	103,954
Total	130,860
Accumulated Depreciation	44,006
Brea Mall, Brea, CA | Regional Malls
Initial Cost
Land	39,500
Buildings and Improvements	209,202
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	25,731
Gross Amounts At Which Carried At Close of Period
Land	39,500
Buildings and Improvements	234,933
Total	274,433
Accumulated Depreciation	89,797
Broadway Square, Tyler, TX | Regional Malls
Initial Cost
Land	11,306
Buildings and Improvements	32,431
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	22,674
Gross Amounts At Which Carried At Close of Period
Land	11,306
Buildings and Improvements	55,105
Total	66,411
Accumulated Depreciation	25,541
Brunswick Square, East Brunswick, NJ | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	79,611
Initial Cost
Land	8,436
Buildings and Improvements	55,838
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	29,374
Gross Amounts At Which Carried At Close of Period
Land	8,436
Buildings and Improvements	85,212
Total	93,648
Accumulated Depreciation	40,645
Burlington Mall, Burlington, MA | Regional Malls
Initial Cost
Land	46,600
Buildings and Improvements	303,618
Costs Capitalized Subsequent to Acquisition
Land	19,600
Buildings and Improvements	93,602
Gross Amounts At Which Carried At Close of Period
Land	66,200
Buildings and Improvements	397,220
Total	463,420
Accumulated Depreciation	135,790
Castleton Square, Indianapolis, IN | Regional Malls
Initial Cost
Land	26,250
Buildings and Improvements	98,287
Costs Capitalized Subsequent to Acquisition
Land	7,434
Buildings and Improvements	72,100
Gross Amounts At Which Carried At Close of Period
Land	33,684
Buildings and Improvements	170,387
Total	204,071
Accumulated Depreciation	69,658
Charlottesville Fashion Square, Charlottesville, VA | Regional Malls
Initial Cost
Buildings and Improvements	54,738
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	14,483
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	69,221
Total	69,221
Accumulated Depreciation	29,049
Chautauqua Mall, Lakewood, NY | Regional Malls
Initial Cost
Land	3,257
Buildings and Improvements	9,641
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	16,453
Gross Amounts At Which Carried At Close of Period
Land	3,257
Buildings and Improvements	26,094
Total	29,351
Accumulated Depreciation	13,591
Chesapeake Square, Chesapeake, VA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	67,767
Initial Cost
Land	11,534
Buildings and Improvements	70,461
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	20,070
Gross Amounts At Which Carried At Close of Period
Land	11,534
Buildings and Improvements	90,531
Total	102,065
Accumulated Depreciation	46,098
Cielo Vista Mall, El Paso, TX | Regional Malls
Initial Cost
Land	1,005
Buildings and Improvements	15,262
Costs Capitalized Subsequent to Acquisition
Land	608
Buildings and Improvements	47,278
Gross Amounts At Which Carried At Close of Period
Land	1,613
Buildings and Improvements	62,540
Total	64,153
Accumulated Depreciation	35,825
College Mall, Bloomington, IN | Regional Malls
Initial Cost
Land	1,003
Buildings and Improvements	16,245
Costs Capitalized Subsequent to Acquisition
Land	720
Buildings and Improvements	43,566
Gross Amounts At Which Carried At Close of Period
Land	1,723
Buildings and Improvements	59,811
Total	61,534
Accumulated Depreciation	29,860
Columbia Center, Kennewick, WA | Regional Malls
Initial Cost
Land	17,441
Buildings and Improvements	66,580
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	24,549
Gross Amounts At Which Carried At Close of Period
Land	17,441
Buildings and Improvements	91,129
Total	108,570
Accumulated Depreciation	37,199
Copley Place, Boston, MA | Regional Malls
Initial Cost
Buildings and Improvements	378,045
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	95,740
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	473,785
Total	473,785
Accumulated Depreciation	133,769
Coral Square, Coral Springs, FL | Regional Malls
Initial Cost
Land	13,556
Buildings and Improvements	93,630
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	16,539
Gross Amounts At Which Carried At Close of Period
Land	13,556
Buildings and Improvements	110,169
Total	123,725
Accumulated Depreciation	59,346
Cordova Mall, Pensacola, FL | Regional Malls
Initial Cost
Land	18,626
Buildings and Improvements	73,091
Costs Capitalized Subsequent to Acquisition
Land	7,321
Buildings and Improvements	53,881
Gross Amounts At Which Carried At Close of Period
Land	25,947
Buildings and Improvements	126,972
Total	152,919
Accumulated Depreciation	41,085
Cottonwood Mall, Albuquerque, NM | Regional Malls
Initial Cost
Land	10,122
Buildings and Improvements	69,958
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,464
Gross Amounts At Which Carried At Close of Period
Land	10,122
Buildings and Improvements	75,422
Total	85,544
Accumulated Depreciation	37,564
DeSoto Square, Bradenton, FL | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	62,409
Initial Cost
Land	9,011
Buildings and Improvements	52,675
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,156
Gross Amounts At Which Carried At Close of Period
Land	9,011
Buildings and Improvements	59,831
Total	68,842
Accumulated Depreciation	26,694
Domain, The, Austin, TX | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	207,113
Initial Cost
Land	45,152
Buildings and Improvements	197,010
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	137,126
Gross Amounts At Which Carried At Close of Period
Land	45,152
Buildings and Improvements	334,136
Total	379,288
Accumulated Depreciation	51,764
Edison Mall, Fort Myers, FL | Regional Malls
Initial Cost
Land	11,529
Buildings and Improvements	107,350
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	30,027
Gross Amounts At Which Carried At Close of Period
Land	11,529
Buildings and Improvements	137,377
Total	148,906
Accumulated Depreciation	52,348
Empire Mall, Sioux Falls, SD | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	176,300
Initial Cost
Land	32,921
Buildings and Improvements	213,865
Gross Amounts At Which Carried At Close of Period
Land	32,921
Buildings and Improvements	213,865
Total	246,786
Fashion Mall at Keystone, The, Indianapolis, IN | Regional Malls
Initial Cost
Buildings and Improvements	120,579
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	50,980
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	171,559
Total	171,559
Accumulated Depreciation	67,300
Firewheel Town Center, Garland, TX | Regional Malls
Initial Cost
Land	8,636
Buildings and Improvements	82,716
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	26,546
Gross Amounts At Which Carried At Close of Period
Land	8,636
Buildings and Improvements	109,262
Total	117,898
Accumulated Depreciation	29,504
Forest Mall, Fond Du Lac, WI | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	15,557
Initial Cost
Land	721
Buildings and Improvements	4,491
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,844
Gross Amounts At Which Carried At Close of Period
Land	721
Buildings and Improvements	13,335
Total	14,056
Accumulated Depreciation	8,444
Forum Shops at Caesars, The, Las Vegas, NV | Regional Malls
Initial Cost
Buildings and Improvements	276,567
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	210,525
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	487,092
Total	487,092
Accumulated Depreciation	156,930
Great Lakes Mall, Mentor, OH | Regional Malls
Initial Cost
Land	12,302
Buildings and Improvements	100,362
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	18,651
Gross Amounts At Which Carried At Close of Period
Land	12,302
Buildings and Improvements	119,013
Total	131,315
Accumulated Depreciation	50,595
Greenwood Park Mall, Greenwood, IN | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	78,354
Initial Cost
Land	2,423
Buildings and Improvements	23,445
Costs Capitalized Subsequent to Acquisition
Land	5,253
Buildings and Improvements	116,036
Gross Amounts At Which Carried At Close of Period
Land	7,676
Buildings and Improvements	139,481
Total	147,157
Accumulated Depreciation	58,401
Gulf View Square, Port Richey, FL | Regional Malls
Initial Cost
Land	13,690
Buildings and Improvements	39,991
Costs Capitalized Subsequent to Acquisition
Land	1,688
Buildings and Improvements	18,046
Gross Amounts At Which Carried At Close of Period
Land	15,378
Buildings and Improvements	58,037
Total	73,415
Accumulated Depreciation	26,088
Haywood Mall, Greenville, SC | Regional Malls
Initial Cost
Land	11,585
Buildings and Improvements	133,893
Costs Capitalized Subsequent to Acquisition
Land	6
Buildings and Improvements	20,472
Gross Amounts At Which Carried At Close of Period
Land	11,591
Buildings and Improvements	154,365
Total	165,956
Accumulated Depreciation	72,559
Independence Center, Independence, MO | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	200,000
Initial Cost
Land	5,042
Buildings and Improvements	45,798
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	33,884
Gross Amounts At Which Carried At Close of Period
Land	5,042
Buildings and Improvements	79,682
Total	84,724
Accumulated Depreciation	36,323
Ingram Park Mall, San Antonio, TX | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	143,935
Initial Cost
Land	733
Buildings and Improvements	17,163
Costs Capitalized Subsequent to Acquisition
Land	73
Buildings and Improvements	22,327
Gross Amounts At Which Carried At Close of Period
Land	806
Buildings and Improvements	39,490
Total	40,296
Accumulated Depreciation	23,746
Irving Mall, Irving, TX | Regional Malls
Initial Cost
Land	6,737
Buildings and Improvements	17,479
Costs Capitalized Subsequent to Acquisition
Land	2,533
Buildings and Improvements	38,488
Gross Amounts At Which Carried At Close of Period
Land	9,270
Buildings and Improvements	55,967
Total	65,237
Accumulated Depreciation	34,513
Jefferson Valley Mall, Yorktown Heights, NY | Regional Malls
Initial Cost
Land	4,868
Buildings and Improvements	30,304
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	27,025
Gross Amounts At Which Carried At Close of Period
Land	4,868
Buildings and Improvements	57,329
Total	62,197
Accumulated Depreciation	32,682
King of Prussia - The Court & The Plaza, King of Prussia, PA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	154,583
Initial Cost
Land	169,828
Buildings and Improvements	1,172,806
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,557
Gross Amounts At Which Carried At Close of Period
Land	169,828
Buildings and Improvements	1,182,363
Total	1,352,191
Accumulated Depreciation	15,016
Knoxville Center, Knoxville, TN | Regional Malls
Initial Cost
Land	5,006
Buildings and Improvements	21,617
Costs Capitalized Subsequent to Acquisition
Land	3,712
Buildings and Improvements	34,253
Gross Amounts At Which Carried At Close of Period
Land	8,718
Buildings and Improvements	55,870
Total	64,588
Accumulated Depreciation	32,405
La Plaza Mall, McAllen, TX | Regional Malls
Initial Cost
Land	1,375
Buildings and Improvements	9,828
Costs Capitalized Subsequent to Acquisition
Land	6,569
Buildings and Improvements	41,296
Gross Amounts At Which Carried At Close of Period
Land	7,944
Buildings and Improvements	51,124
Total	59,068
Accumulated Depreciation	25,709
Laguna Hills Mall, Laguna Hills, CA | Regional Malls
Initial Cost
Land	27,928
Buildings and Improvements	55,446
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13,581
Gross Amounts At Which Carried At Close of Period
Land	27,928
Buildings and Improvements	69,027
Total	96,955
Accumulated Depreciation	28,019
Lakeline Mall, Austin, TX | Regional Malls
Initial Cost
Land	10,088
Buildings and Improvements	81,568
Costs Capitalized Subsequent to Acquisition
Land	14
Buildings and Improvements	16,256
Gross Amounts At Which Carried At Close of Period
Land	10,102
Buildings and Improvements	97,824
Total	107,926
Accumulated Depreciation	43,262
Lenox Square, Atlanta, GA | Regional Malls
Initial Cost
Land	38,058
Buildings and Improvements	492,411
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	67,439
Gross Amounts At Which Carried At Close of Period
Land	38,058
Buildings and Improvements	559,850
Total	597,908
Accumulated Depreciation	206,544
Lima Mall, Lima, OH | Regional Malls
Initial Cost
Land	7,659
Buildings and Improvements	35,338
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,099
Gross Amounts At Which Carried At Close of Period
Land	7,659
Buildings and Improvements	47,437
Total	55,096
Accumulated Depreciation	22,969
Lincolnwood Town Center, Lincolnwood, IL | Regional Malls
Initial Cost
Land	7,834
Buildings and Improvements	63,480
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,875
Gross Amounts At Which Carried At Close of Period
Land	7,834
Buildings and Improvements	71,355
Total	79,189
Accumulated Depreciation	41,266
Lindale Mall, Cedar Rapids, IA | Regional Malls
Initial Cost
Land	13,763
Buildings and Improvements	69,175
Gross Amounts At Which Carried At Close of Period
Land	13,763
Buildings and Improvements	69,175
Total	82,938
Livingston Mall, Livingston, NJ | Regional Malls
Initial Cost
Land	22,214
Buildings and Improvements	105,250
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	40,288
Gross Amounts At Which Carried At Close of Period
Land	22,214
Buildings and Improvements	145,538
Total	167,752
Accumulated Depreciation	50,412
Longview Mall, Longview, TX | Regional Malls
Initial Cost
Land	259
Buildings and Improvements	3,567
Costs Capitalized Subsequent to Acquisition
Land	124
Buildings and Improvements	8,485
Gross Amounts At Which Carried At Close of Period
Land	383
Buildings and Improvements	12,052
Total	12,435
Accumulated Depreciation	6,717
Mall at Chestnut Hill, The, Chestnut Hill, MA | Regional Malls
Initial Cost
Land	449
Buildings and Improvements	24,615
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,320
Gross Amounts At Which Carried At Close of Period
Land	449
Buildings and Improvements	26,935
Total	27,384
Accumulated Depreciation	2,437
Mall of Georgia, Buford, GA | Regional Malls
Initial Cost
Land	47,492
Buildings and Improvements	326,633
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,732
Gross Amounts At Which Carried At Close of Period
Land	47,492
Buildings and Improvements	331,365
Total	378,857
Accumulated Depreciation	102,120
Maplewood Mall, Minneapolis, MN | Regional Malls
Initial Cost
Land	17,119
Buildings and Improvements	80,758
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	23,538
Gross Amounts At Which Carried At Close of Period
Land	17,119
Buildings and Improvements	104,296
Total	121,415
Accumulated Depreciation	30,853
Markland Mall, Kokomo, IN | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	20,598
Initial Cost
Buildings and Improvements	7,568
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	15,835
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	23,403
Total	23,403
Accumulated Depreciation	11,080
McCain Mall, N. Little Rock, AR | Regional Malls
Initial Cost
Buildings and Improvements	9,515
Costs Capitalized Subsequent to Acquisition
Land	10,530
Buildings and Improvements	12,417
Gross Amounts At Which Carried At Close of Period
Land	10,530
Buildings and Improvements	21,932
Total	32,462
Accumulated Depreciation	7,008
Melbourne Square, Melbourne, FL | Regional Malls
Initial Cost
Land	15,762
Buildings and Improvements	55,891
Costs Capitalized Subsequent to Acquisition
Land	4,160
Buildings and Improvements	28,058
Gross Amounts At Which Carried At Close of Period
Land	19,922
Buildings and Improvements	83,949
Total	103,871
Accumulated Depreciation	33,683
Menlo Park Mall, Edison, NJ | Regional Malls
Initial Cost
Land	65,684
Buildings and Improvements	223,252
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	40,685
Gross Amounts At Which Carried At Close of Period
Land	65,684
Buildings and Improvements	263,937
Total	329,621
Accumulated Depreciation	109,811
Mesa Mall, Grand Junction, CO | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	87,250
Initial Cost
Land	12,965
Buildings and Improvements	89,235
Gross Amounts At Which Carried At Close of Period
Land	12,965
Buildings and Improvements	89,235
Total	102,200
Midland Park Mall, Midland, TX | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	30,071
Initial Cost
Land	687
Buildings and Improvements	9,213
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	20,626
Gross Amounts At Which Carried At Close of Period
Land	687
Buildings and Improvements	29,839
Total	30,526
Accumulated Depreciation	15,990
Miller Hill Mall, Duluth, MN | Regional Malls
Initial Cost
Land	2,965
Buildings and Improvements	18,092
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	30,347
Gross Amounts At Which Carried At Close of Period
Land	2,965
Buildings and Improvements	48,439
Total	51,404
Accumulated Depreciation	33,798
Montgomery Mall, North Wales, PA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	84,226
Initial Cost
Land	27,105
Buildings and Improvements	86,915
Costs Capitalized Subsequent to Acquisition
Land	2,279
Buildings and Improvements	27,580
Gross Amounts At Which Carried At Close of Period
Land	29,384
Buildings and Improvements	114,495
Total	143,879
Accumulated Depreciation	34,557
Muncie Mall, Muncie, IN | Regional Malls
Initial Cost
Land	172
Buildings and Improvements	5,776
Costs Capitalized Subsequent to Acquisition
Land	52
Buildings and Improvements	27,145
Gross Amounts At Which Carried At Close of Period
Land	224
Buildings and Improvements	32,921
Total	33,145
Accumulated Depreciation	18,379
North East Mall, Hurst, TX | Regional Malls
Initial Cost
Land	128
Buildings and Improvements	12,966
Costs Capitalized Subsequent to Acquisition
Land	19,010
Buildings and Improvements	151,863
Gross Amounts At Which Carried At Close of Period
Land	19,138
Buildings and Improvements	164,829
Total	183,967
Accumulated Depreciation	77,985
Northfield Square Mall, Bourbonnais, IL | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	26,758
Initial Cost
Land	362
Buildings and Improvements	53,396
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,014
Gross Amounts At Which Carried At Close of Period
Land	362
Buildings and Improvements	56,410
Total	56,772
Accumulated Depreciation	35,934
Northgate Mall, Seattle, WA | Regional Malls
Initial Cost
Land	24,369
Buildings and Improvements	115,992
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	92,530
Gross Amounts At Which Carried At Close of Period
Land	24,369
Buildings and Improvements	208,522
Total	232,891
Accumulated Depreciation	74,534
Northlake Mall, Atlanta, GA | Regional Malls
Initial Cost
Land	33,400
Buildings and Improvements	98,035
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,508
Gross Amounts At Which Carried At Close of Period
Land	33,400
Buildings and Improvements	102,543
Total	135,943
Accumulated Depreciation	62,644
Northwoods Mall, Peoria, IL | Regional Malls
Initial Cost
Land	1,185
Buildings and Improvements	12,779
Costs Capitalized Subsequent to Acquisition
Land	2,372
Buildings and Improvements	37,947
Gross Amounts At Which Carried At Close of Period
Land	3,557
Buildings and Improvements	50,726
Total	54,283
Accumulated Depreciation	30,149
Oak Court Mall, Memphis, TN | Regional Malls
Initial Cost
Land	15,673
Buildings and Improvements	57,304
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,306
Gross Amounts At Which Carried At Close of Period
Land	15,673
Buildings and Improvements	66,610
Total	82,283
Accumulated Depreciation	29,010
Ocean County Mall, Toms River, NJ | Regional Malls
Initial Cost
Land	20,404
Buildings and Improvements	124,945
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	27,642
Gross Amounts At Which Carried At Close of Period
Land	20,404
Buildings and Improvements	152,587
Total	172,991
Accumulated Depreciation	56,390
Orange Park Mall, Orange Park, FL | Regional Malls
Initial Cost
Land	12,998
Buildings and Improvements	65,121
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	40,745
Gross Amounts At Which Carried At Close of Period
Land	12,998
Buildings and Improvements	105,866
Total	118,864
Accumulated Depreciation	47,950
Orland Square, Orland Park, IL | Regional Malls
Initial Cost
Land	35,514
Buildings and Improvements	129,906
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	25,993
Gross Amounts At Which Carried At Close of Period
Land	35,514
Buildings and Improvements	155,899
Total	191,413
Accumulated Depreciation	65,865
Oxford Valley Mall, Langhorne, PA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	69,956
Initial Cost
Land	24,544
Buildings and Improvements	100,287
Costs Capitalized Subsequent to Acquisition
Land	2,279
Buildings and Improvements	9,208
Gross Amounts At Which Carried At Close of Period
Land	26,823
Buildings and Improvements	109,495
Total	136,318
Accumulated Depreciation	57,913
Paddock Mall, Ocala, FL | Regional Malls
Initial Cost
Land	11,198
Buildings and Improvements	39,727
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	20,296
Gross Amounts At Which Carried At Close of Period
Land	11,198
Buildings and Improvements	60,023
Total	71,221
Accumulated Depreciation	22,568
Penn Square Mall, Oklahoma City, OK | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	97,500
Initial Cost
Land	2,043
Buildings and Improvements	155,958
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	34,895
Gross Amounts At Which Carried At Close of Period
Land	2,043
Buildings and Improvements	190,853
Total	192,896
Accumulated Depreciation	76,751
Pheasant Lane Mall, Nashua, NH | Regional Malls
Initial Cost
Land	3,902
Buildings and Improvements	155,068
Costs Capitalized Subsequent to Acquisition
Land	550
Buildings and Improvements	39,137
Gross Amounts At Which Carried At Close of Period
Land	4,452
Buildings and Improvements	194,205
Total	198,657
Accumulated Depreciation	62,658
Phipps Plaza, Atlanta, GA | Regional Malls
Initial Cost
Land	16,725
Buildings and Improvements	210,610
Costs Capitalized Subsequent to Acquisition
Land	2,225
Buildings and Improvements	31,392
Gross Amounts At Which Carried At Close of Period
Land	18,950
Buildings and Improvements	242,002
Total	260,952
Accumulated Depreciation	91,246
Plaza Carolina, Carolina, PR | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	183,229
Initial Cost
Land	15,493
Buildings and Improvements	279,560
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	36,616
Gross Amounts At Which Carried At Close of Period
Land	15,493
Buildings and Improvements	316,176
Total	331,669
Accumulated Depreciation	76,061
Port Charlotte Town Center, Port Charlotte, FL | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	47,749
Initial Cost
Land	5,471
Buildings and Improvements	58,570
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	15,117
Gross Amounts At Which Carried At Close of Period
Land	5,471
Buildings and Improvements	73,687
Total	79,158
Accumulated Depreciation	34,951
Prien Lake Mall, Lake Charles, LA | Regional Malls
Initial Cost
Land	1,842
Buildings and Improvements	2,813
Costs Capitalized Subsequent to Acquisition
Land	3,091
Buildings and Improvements	39,145
Gross Amounts At Which Carried At Close of Period
Land	4,933
Buildings and Improvements	41,958
Total	46,891
Accumulated Depreciation	21,663
Richmond Town Square, Richmond Heights, OH | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	42,238
Initial Cost
Land	2,600
Buildings and Improvements	12,112
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	57,013
Gross Amounts At Which Carried At Close of Period
Land	2,600
Buildings and Improvements	69,125
Total	71,725
Accumulated Depreciation	46,563
River Oaks Center, Calumet City, IL | Regional Malls
Initial Cost
Land	30,560
Buildings and Improvements	101,224
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,576
Gross Amounts At Which Carried At Close of Period
Land	30,560
Buildings and Improvements	111,800
Total	142,360
Accumulated Depreciation	46,226
Rockaway Townsquare, Rockaway, NJ | Regional Malls
Initial Cost
Land	41,918
Buildings and Improvements	212,257
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	36,773
Gross Amounts At Which Carried At Close of Period
Land	41,918
Buildings and Improvements	249,030
Total	290,948
Accumulated Depreciation	89,794
Rolling Oaks Mall, San Antonio, TX | Regional Malls
Initial Cost
Land	1,929
Buildings and Improvements	38,609
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13,129
Gross Amounts At Which Carried At Close of Period
Land	1,929
Buildings and Improvements	51,738
Total	53,667
Accumulated Depreciation	28,721
Roosevelt Field, Garden City, NY | Regional Malls
Initial Cost
Land	163,160
Buildings and Improvements	702,008
Costs Capitalized Subsequent to Acquisition
Land	48
Buildings and Improvements	42,377
Gross Amounts At Which Carried At Close of Period
Land	163,208
Buildings and Improvements	744,385
Total	907,593
Accumulated Depreciation	278,858
Ross Park Mall, Pittsburgh, PA | Regional Malls
Initial Cost
Land	23,541
Buildings and Improvements	90,203
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	83,671
Gross Amounts At Which Carried At Close of Period
Land	23,541
Buildings and Improvements	173,874
Total	197,415
Accumulated Depreciation	73,342
Rushmore Mall, Rapid City, SD | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	94,000
Initial Cost
Land	18,325
Buildings and Improvements	77,805
Gross Amounts At Which Carried At Close of Period
Land	18,325
Buildings and Improvements	77,805
Total	96,130
Santa Rosa Plaza, Santa Rosa, CA | Regional Malls
Initial Cost
Land	10,400
Buildings and Improvements	87,864
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,845
Gross Amounts At Which Carried At Close of Period
Land	10,400
Buildings and Improvements	100,709
Total	111,109
Accumulated Depreciation	39,074
Shops at Mission Viejo, The, Mission Viejo, CA | Regional Malls
Initial Cost
Land	9,139
Buildings and Improvements	54,445
Costs Capitalized Subsequent to Acquisition
Land	7,491
Buildings and Improvements	148,510
Gross Amounts At Which Carried At Close of Period
Land	16,630
Buildings and Improvements	202,955
Total	219,585
Accumulated Depreciation	90,915
South Hills Village, Pittsburgh, PA | Regional Malls
Initial Cost
Land	23,445
Buildings and Improvements	125,840
Costs Capitalized Subsequent to Acquisition
Land	2,945
Buildings and Improvements	27,124
Gross Amounts At Which Carried At Close of Period
Land	26,390
Buildings and Improvements	152,964
Total	179,354
Accumulated Depreciation	59,428
South Shore Plaza, Braintree, MA | Regional Malls
Initial Cost
Land	101,200
Buildings and Improvements	301,495
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	152,415
Gross Amounts At Which Carried At Close of Period
Land	101,200
Buildings and Improvements	453,910
Total	555,110
Accumulated Depreciation	133,117
Southern Hills Mall, Sioux City, IA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	101,500
Initial Cost
Land	18,069
Buildings and Improvements	84,545
Gross Amounts At Which Carried At Close of Period
Land	18,069
Buildings and Improvements	84,545
Total	102,614
Southern Park Mall, Youngstown, OH | Regional Malls
Initial Cost
Land	16,982
Buildings and Improvements	77,767
Costs Capitalized Subsequent to Acquisition
Land	97
Buildings and Improvements	25,729
Gross Amounts At Which Carried At Close of Period
Land	17,079
Buildings and Improvements	103,496
Total	120,575
Accumulated Depreciation	47,674
SouthPark, Charlotte, NC | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	193,925
Initial Cost
Land	42,092
Buildings and Improvements	188,055
Costs Capitalized Subsequent to Acquisition
Land	100
Buildings and Improvements	167,489
Gross Amounts At Which Carried At Close of Period
Land	42,192
Buildings and Improvements	355,544
Total	397,736
Accumulated Depreciation	117,954
St. Charles Towne Center, Waldorf, MD | Regional Malls
Initial Cost
Land	7,710
Buildings and Improvements	52,934
Costs Capitalized Subsequent to Acquisition
Land	1,180
Buildings and Improvements	28,473
Gross Amounts At Which Carried At Close of Period
Land	8,890
Buildings and Improvements	81,407
Total	90,297
Accumulated Depreciation	41,524
Stanford Shopping Center, Palo Alto, CA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	240,000
Initial Cost
Buildings and Improvements	339,537
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,349
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	347,886
Total	347,886
Accumulated Depreciation	89,783
Summit Mall, Akron, OH | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	65,000
Initial Cost
Land	15,374
Buildings and Improvements	51,137
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	42,520
Gross Amounts At Which Carried At Close of Period
Land	15,374
Buildings and Improvements	93,657
Total	109,031
Accumulated Depreciation	37,076
Sunland Park Mall, El Paso, TX | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	30,789
Initial Cost
Land	2,896
Buildings and Improvements	28,900
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,379
Gross Amounts At Which Carried At Close of Period
Land	2,896
Buildings and Improvements	37,279
Total	40,175
Accumulated Depreciation	23,284
Tacoma Mall, Tacoma, WA | Regional Malls
Initial Cost
Land	37,803
Buildings and Improvements	125,826
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	82,120
Gross Amounts At Which Carried At Close of Period
Land	37,803
Buildings and Improvements	207,946
Total	245,749
Accumulated Depreciation	77,443
Tippecanoe Mall, Lafayette, IN | Regional Malls
Initial Cost
Land	2,897
Buildings and Improvements	8,439
Costs Capitalized Subsequent to Acquisition
Land	5,517
Buildings and Improvements	44,933
Gross Amounts At Which Carried At Close of Period
Land	8,414
Buildings and Improvements	53,372
Total	61,786
Accumulated Depreciation	35,941
Town Center at Aurora, Aurora, CO | Regional Malls
Initial Cost
Land	9,959
Buildings and Improvements	56,832
Costs Capitalized Subsequent to Acquisition
Land	6
Buildings and Improvements	56,938
Gross Amounts At Which Carried At Close of Period
Land	9,965
Buildings and Improvements	113,770
Total	123,735
Accumulated Depreciation	49,312
Town Center at Boca Raton, Boca Raton, FL | Regional Malls
Initial Cost
Land	64,200
Buildings and Improvements	307,317
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	161,094
Gross Amounts At Which Carried At Close of Period
Land	64,200
Buildings and Improvements	468,411
Total	532,611
Accumulated Depreciation	167,933
Town Center at Cobb, Kennesaw, GA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	280,000
Initial Cost
Land	32,355
Buildings and Improvements	158,225
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	15,155
Gross Amounts At Which Carried At Close of Period
Land	32,355
Buildings and Improvements	173,380
Total	205,735
Accumulated Depreciation	64,854
Towne East Square, Wichita, KS | Regional Malls
Initial Cost
Land	8,525
Buildings and Improvements	18,479
Costs Capitalized Subsequent to Acquisition
Land	4,095
Buildings and Improvements	42,323
Gross Amounts At Which Carried At Close of Period
Land	12,620
Buildings and Improvements	60,802
Total	73,422
Accumulated Depreciation	35,394
Towne West Square, Wichita, KS | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	50,644
Initial Cost
Land	972
Buildings and Improvements	21,203
Costs Capitalized Subsequent to Acquisition
Land	61
Buildings and Improvements	12,789
Gross Amounts At Which Carried At Close of Period
Land	1,033
Buildings and Improvements	33,992
Total	35,025
Accumulated Depreciation	21,230
Treasure Coast Square, Jensen Beach, FL | Regional Malls
Initial Cost
Land	11,124
Buildings and Improvements	72,990
Costs Capitalized Subsequent to Acquisition
Land	3,067
Buildings and Improvements	36,452
Gross Amounts At Which Carried At Close of Period
Land	14,191
Buildings and Improvements	109,442
Total	123,633
Accumulated Depreciation	47,221
Tyrone Square, St. Petersburg, FL | Regional Malls
Initial Cost
Land	15,638
Buildings and Improvements	120,962
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	30,431
Gross Amounts At Which Carried At Close of Period
Land	15,638
Buildings and Improvements	151,393
Total	167,031
Accumulated Depreciation	65,514
University Park Mall, Mishawaka, IN | Regional Malls
Initial Cost
Land	16,768
Buildings and Improvements	112,158
Costs Capitalized Subsequent to Acquisition
Land	7,000
Buildings and Improvements	50,509
Gross Amounts At Which Carried At Close of Period
Land	23,768
Buildings and Improvements	162,667
Total	186,435
Accumulated Depreciation	108,137
Upper Valley Mall, Springfield, OH | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	45,541
Initial Cost
Land	8,421
Buildings and Improvements	38,745
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,751
Gross Amounts At Which Carried At Close of Period
Land	8,421
Buildings and Improvements	49,496
Total	57,917
Accumulated Depreciation	21,858
Valle Vista Mall, Harlingen, TX | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	40,000
Initial Cost
Land	1,398
Buildings and Improvements	17,159
Costs Capitalized Subsequent to Acquisition
Land	329
Buildings and Improvements	20,684
Gross Amounts At Which Carried At Close of Period
Land	1,727
Buildings and Improvements	37,843
Total	39,570
Accumulated Depreciation	20,995
Virginia Center Commons, Glen Allen, VA | Regional Malls
Initial Cost
Land	9,764
Buildings and Improvements	50,547
Costs Capitalized Subsequent to Acquisition
Land	4,149
Buildings and Improvements	11,923
Gross Amounts At Which Carried At Close of Period
Land	13,913
Buildings and Improvements	62,470
Total	76,383
Accumulated Depreciation	24,287
Walt Whitman Shops, Huntington Station, NY | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	119,489
Initial Cost
Land	51,700
Buildings and Improvements	111,258
Costs Capitalized Subsequent to Acquisition
Land	3,789
Buildings and Improvements	46,100
Gross Amounts At Which Carried At Close of Period
Land	55,489
Buildings and Improvements	157,358
Total	212,847
Accumulated Depreciation	70,169
Washington Square, Indianapolis, IN | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	26,932
Initial Cost
Land	6,319
Buildings and Improvements	36,495
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	11,345
Gross Amounts At Which Carried At Close of Period
Land	6,319
Buildings and Improvements	47,840
Total	54,159
Accumulated Depreciation	43,584
West Ridge Mall, Topeka, KS | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	66,695
Initial Cost
Land	5,453
Buildings and Improvements	34,132
Costs Capitalized Subsequent to Acquisition
Land	1,168
Buildings and Improvements	23,221
Gross Amounts At Which Carried At Close of Period
Land	6,621
Buildings and Improvements	57,353
Total	63,974
Accumulated Depreciation	29,142
Westminster Mall, Westminster, CA | Regional Malls
Initial Cost
Land	43,464
Buildings and Improvements	84,709
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	31,961
Gross Amounts At Which Carried At Close of Period
Land	43,464
Buildings and Improvements	116,670
Total	160,134
Accumulated Depreciation	43,589
White Oaks Mall, Springfield, IL | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	50,000
Initial Cost
Land	3,024
Buildings and Improvements	35,692
Costs Capitalized Subsequent to Acquisition
Land	2,102
Buildings and Improvements	41,889
Gross Amounts At Which Carried At Close of Period
Land	5,126
Buildings and Improvements	77,581
Total	82,707
Accumulated Depreciation	34,331
Wolfchase Galleria, Memphis, TN | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	225,000
Initial Cost
Land	15,881
Buildings and Improvements	128,276
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,708
Gross Amounts At Which Carried At Close of Period
Land	15,881
Buildings and Improvements	138,984
Total	154,865
Accumulated Depreciation	59,675
Woodland Hills Mall, Tulsa, OK | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	95,081
Initial Cost
Land	34,211
Buildings and Improvements	187,123
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	14,143
Gross Amounts At Which Carried At Close of Period
Land	34,211
Buildings and Improvements	201,266
Total	235,477
Accumulated Depreciation	76,438
Albertville Premium Outlets, Albertville, MN | Premium Outlet Centers
Initial Cost
Land	3,900
Buildings and Improvements	97,059
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,718
Gross Amounts At Which Carried At Close of Period
Land	3,900
Buildings and Improvements	101,777
Total	105,677
Accumulated Depreciation	30,362
Allen Premium Outlets, Allen, TX | Premium Outlet Centers
Initial Cost
Land	13,855
Buildings and Improvements	43,687
Costs Capitalized Subsequent to Acquisition
Land	97
Buildings and Improvements	15,850
Gross Amounts At Which Carried At Close of Period
Land	13,952
Buildings and Improvements	59,537
Total	73,489
Accumulated Depreciation	21,006
Aurora Farms Premium Outlets, Aurora, OH | Premium Outlet Centers
Initial Cost
Land	2,370
Buildings and Improvements	24,326
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,377
Gross Amounts At Which Carried At Close of Period
Land	2,370
Buildings and Improvements	27,703
Total	30,073
Accumulated Depreciation	15,442
Birch Run Premium Outlets, Birch Run, MI | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	107,578
Initial Cost
Land	11,560
Buildings and Improvements	77,856
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,250
Gross Amounts At Which Carried At Close of Period
Land	11,560
Buildings and Improvements	79,106
Total	90,666
Accumulated Depreciation	6,039
Calhoun Premium Outlets, Calhoun, GA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	20,678
Initial Cost
Land	1,745
Buildings and Improvements	12,529
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	155
Gross Amounts At Which Carried At Close of Period
Land	1,745
Buildings and Improvements	12,684
Total	14,429
Accumulated Depreciation	2,197
Camarillo Premium Outlets, Camarillo, CA | Premium Outlet Centers
Initial Cost
Land	16,670
Buildings and Improvements	224,721
Costs Capitalized Subsequent to Acquisition
Land	482
Buildings and Improvements	63,310
Gross Amounts At Which Carried At Close of Period
Land	17,152
Buildings and Improvements	288,031
Total	305,183
Accumulated Depreciation	66,533
Carlsbad Premium Outlets, Carlsbad, CA | Premium Outlet Centers
Initial Cost
Land	12,890
Buildings and Improvements	184,990
Costs Capitalized Subsequent to Acquisition
Land	96
Buildings and Improvements	2,457
Gross Amounts At Which Carried At Close of Period
Land	12,986
Buildings and Improvements	187,447
Total	200,433
Accumulated Depreciation	44,793
Carolina Premium Outlets, Smithfield, NC | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	18,674
Initial Cost
Land	3,175
Buildings and Improvements	59,863
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,803
Gross Amounts At Which Carried At Close of Period
Land	3,175
Buildings and Improvements	63,666
Total	66,841
Accumulated Depreciation	22,172
Chicago Premium Outlets, Aurora, IL | Premium Outlet Centers
Initial Cost
Land	659
Buildings and Improvements	118,005
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,137
Gross Amounts At Which Carried At Close of Period
Land	659
Buildings and Improvements	122,142
Total	122,801
Accumulated Depreciation	38,735
Cincinnati Premium Outlets, Monroe, OH | Premium Outlet Centers
Initial Cost
Land	14,117
Buildings and Improvements	71,520
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,219
Gross Amounts At Which Carried At Close of Period
Land	14,117
Buildings and Improvements	75,739
Total	89,856
Accumulated Depreciation	9,350
Clinton Crossing Premium Outlets, Clinton, CT | Premium Outlet Centers
Initial Cost
Land	2,060
Buildings and Improvements	107,556
Costs Capitalized Subsequent to Acquisition
Land	1,532
Buildings and Improvements	1,980
Gross Amounts At Which Carried At Close of Period
Land	3,592
Buildings and Improvements	109,536
Total	113,128
Accumulated Depreciation	31,210
Columbia Gorge Premium Outlets, Troutdale, OR | Premium Outlet Centers
Initial Cost
Land	7,900
Buildings and Improvements	16,492
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,327
Gross Amounts At Which Carried At Close of Period
Land	7,900
Buildings and Improvements	18,819
Total	26,719
Accumulated Depreciation	8,334
Desert Hills Premium Outlets, Cabazon, CA | Premium Outlet Centers
Initial Cost
Land	3,440
Buildings and Improvements	338,679
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,574
Gross Amounts At Which Carried At Close of Period
Land	3,440
Buildings and Improvements	344,253
Total	347,693
Accumulated Depreciation	78,344
Edinburgh Premium Outlets, Edinburgh, IN | Premium Outlet Centers
Initial Cost
Land	2,857
Buildings and Improvements	47,309
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13,020
Gross Amounts At Which Carried At Close of Period
Land	2,857
Buildings and Improvements	60,329
Total	63,186
Accumulated Depreciation	20,254
Ellenton Premium Outlets, Ellenton, FL | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	106,062
Initial Cost
Land	15,807
Buildings and Improvements	182,412
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,082
Gross Amounts At Which Carried At Close of Period
Land	15,807
Buildings and Improvements	184,494
Total	200,301
Accumulated Depreciation	15,217
Folsom Premium Outlets, Folsom, CA | Premium Outlet Centers
Initial Cost
Land	9,060
Buildings and Improvements	50,281
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,882
Gross Amounts At Which Carried At Close of Period
Land	9,060
Buildings and Improvements	53,163
Total	62,223
Accumulated Depreciation	19,429
Gaffney Premium Outlets, Gaffney, SC | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	37,527
Initial Cost
Land	4,056
Buildings and Improvements	32,371
Gross Amounts At Which Carried At Close of Period
Land	4,056
Buildings and Improvements	32,371
Total	36,427
Accumulated Depreciation	2,932
Gilroy Premium Outlets, Gilroy, CA | Premium Outlet Centers
Initial Cost
Land	9,630
Buildings and Improvements	194,122
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,479
Gross Amounts At Which Carried At Close of Period
Land	9,630
Buildings and Improvements	202,601
Total	212,231
Accumulated Depreciation	55,457
Grove City Premium Outlets, Grove City, PA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	114,505
Initial Cost
Land	6,421
Buildings and Improvements	121,880
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	394
Gross Amounts At Which Carried At Close of Period
Land	6,421
Buildings and Improvements	122,274
Total	128,695
Accumulated Depreciation	10,748
Gulfport Premium Outlets, Gulfport, MS | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	25,546
Initial Cost
Buildings and Improvements	27,949
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	399
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	28,348
Total	28,348
Accumulated Depreciation	2,767
Hagerstown Premium Outlets, Hagerstown, MD | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	90,390
Initial Cost
Land	3,576
Buildings and Improvements	85,883
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	39
Gross Amounts At Which Carried At Close of Period
Land	3,576
Buildings and Improvements	85,922
Total	89,498
Accumulated Depreciation	6,565
Houston Premium Outlets, Cypress, TX | Premium Outlet Centers
Initial Cost
Land	20,871
Buildings and Improvements	69,350
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	49,244
Gross Amounts At Which Carried At Close of Period
Land	20,871
Buildings and Improvements	118,594
Total	139,465
Accumulated Depreciation	17,018
Jackson Premium Outlets, Jackson, NJ | Premium Outlet Centers
Initial Cost
Land	6,413
Buildings and Improvements	104,013
Costs Capitalized Subsequent to Acquisition
Land	3
Buildings and Improvements	4,285
Gross Amounts At Which Carried At Close of Period
Land	6,416
Buildings and Improvements	108,298
Total	114,714
Accumulated Depreciation	26,123
Jersey Shore Premium Outlets, Tinton Falls, NJ | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	71,055
Initial Cost
Land	16,141
Buildings and Improvements	50,979
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	73,522
Gross Amounts At Which Carried At Close of Period
Land	16,141
Buildings and Improvements	124,501
Total	140,642
Accumulated Depreciation	18,862
Johnson Creek Premium Outlets, Johnson Creek, WI | Premium Outlet Centers
Initial Cost
Land	2,800
Buildings and Improvements	39,546
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,660
Gross Amounts At Which Carried At Close of Period
Land	2,800
Buildings and Improvements	45,206
Total	48,006
Accumulated Depreciation	12,393
Kittery Premium Outlets, Kittery, ME | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	43,556
Initial Cost
Land	11,832
Buildings and Improvements	94,994
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,210
Gross Amounts At Which Carried At Close of Period
Land	11,832
Buildings and Improvements	101,204
Total	113,036
Accumulated Depreciation	21,876
Las Americas Premium Outlets, San Diego, CA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	180,000
Initial Cost
Land	45,168
Buildings and Improvements	251,878
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,596
Gross Amounts At Which Carried At Close of Period
Land	45,168
Buildings and Improvements	256,474
Total	301,642
Accumulated Depreciation	32,702
Las Vegas Premium Outlets - South, Las Vegas, NV | Premium Outlet Centers
Initial Cost
Land	13,085
Buildings and Improvements	160,777
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	19,838
Gross Amounts At Which Carried At Close of Period
Land	13,085
Buildings and Improvements	180,615
Total	193,700
Accumulated Depreciation	35,960
Las Vegas Premium Outlets - North, Las Vegas, NV | Premium Outlet Centers
Initial Cost
Land	25,435
Buildings and Improvements	134,973
Costs Capitalized Subsequent to Acquisition
Land	450
Buildings and Improvements	66,672
Gross Amounts At Which Carried At Close of Period
Land	25,885
Buildings and Improvements	201,645
Total	227,530
Accumulated Depreciation	50,917
Lebanon Premium Outlets, Lebanon, TN | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	15,706
Initial Cost
Land	1,758
Buildings and Improvements	10,189
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	247
Gross Amounts At Which Carried At Close of Period
Land	1,758
Buildings and Improvements	10,436
Total	12,194
Accumulated Depreciation	1,176
Lee Premium Outlets, Lee, MA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	51,619
Initial Cost
Land	9,167
Buildings and Improvements	52,212
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	553
Gross Amounts At Which Carried At Close of Period
Land	9,167
Buildings and Improvements	52,765
Total	61,932
Accumulated Depreciation	4,872
Leesburg Corner Premium Outlets, Leesburg, VA | Premium Outlet Centers
Initial Cost
Land	7,190
Buildings and Improvements	162,023
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,087
Gross Amounts At Which Carried At Close of Period
Land	7,190
Buildings and Improvements	166,110
Total	173,300
Accumulated Depreciation	48,864
Liberty Village Premium Outlets, Flemington, NJ | Premium Outlet Centers
Initial Cost
Land	5,670
Buildings and Improvements	28,904
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,104
Gross Amounts At Which Carried At Close of Period
Land	5,670
Buildings and Improvements	31,008
Total	36,678
Accumulated Depreciation	13,529
Lighthouse Place Premium Outlets, Michigan City, IN | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	88,623
Initial Cost
Land	6,630
Buildings and Improvements	94,138
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,923
Gross Amounts At Which Carried At Close of Period
Land	6,630
Buildings and Improvements	101,061
Total	107,691
Accumulated Depreciation	33,939
Napa Premium Outlets, Napa, CA | Premium Outlet Centers
Initial Cost
Land	11,400
Buildings and Improvements	45,023
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,996
Gross Amounts At Which Carried At Close of Period
Land	11,400
Buildings and Improvements	47,019
Total	58,419
Accumulated Depreciation	14,536
North Bend Premium Outlets, North Bend, WA | Premium Outlet Centers
Initial Cost
Land	2,143
Buildings and Improvements	36,197
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,387
Gross Amounts At Which Carried At Close of Period
Land	2,143
Buildings and Improvements	38,584
Total	40,727
Accumulated Depreciation	9,098
North Georgia Premium Outlets, Dawsonville, GA | Premium Outlet Centers
Initial Cost
Land	4,300
Buildings and Improvements	132,325
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,563
Gross Amounts At Which Carried At Close of Period
Land	4,300
Buildings and Improvements	133,888
Total	138,188
Accumulated Depreciation	37,490
Orlando Premium Outlets - International Dr., Orlando, FL | Premium Outlet Centers
Initial Cost
Land	32,727
Buildings and Improvements	472,815
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	814
Gross Amounts At Which Carried At Close of Period
Land	32,727
Buildings and Improvements	473,629
Total	506,356
Accumulated Depreciation	25,646
Orlando Premium Outlets - Vineland Ave., Orlando, FL | Premium Outlet Centers
Initial Cost
Land	14,040
Buildings and Improvements	304,410
Costs Capitalized Subsequent to Acquisition
Land	15,855
Buildings and Improvements	46,615
Gross Amounts At Which Carried At Close of Period
Land	29,895
Buildings and Improvements	351,025
Total	380,920
Accumulated Depreciation	74,954
Osage Beach Premium Outlets, Osage Beach, MO | Premium Outlet Centers
Initial Cost
Land	9,460
Buildings and Improvements	85,804
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,789
Gross Amounts At Which Carried At Close of Period
Land	9,460
Buildings and Improvements	90,593
Total	100,053
Accumulated Depreciation	27,758
Petaluma Village Premium Outlets, Petaluma, CA | Premium Outlet Centers
Initial Cost
Land	13,322
Buildings and Improvements	13,710
Gross Amounts At Which Carried At Close of Period
Land	13,322
Buildings and Improvements	13,710
Total	27,032
Accumulated Depreciation	7,791
Philadelphia Premium Outlets, Limerick, PA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	190,000
Initial Cost
Land	16,676
Buildings and Improvements	105,249
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	15,518
Gross Amounts At Which Carried At Close of Period
Land	16,676
Buildings and Improvements	120,767
Total	137,443
Accumulated Depreciation	25,853
Pismo Beach Premium Outlets, Pismo Beach, CA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	33,850
Initial Cost
Land	4,317
Buildings and Improvements	19,044
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	812
Gross Amounts At Which Carried At Close of Period
Land	4,317
Buildings and Improvements	19,856
Total	24,173
Accumulated Depreciation	2,499
Pleasant Prairie Premium Outlets, Pleasant Prairie, WI | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	97,893
Initial Cost
Land	16,823
Buildings and Improvements	126,686
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,896
Gross Amounts At Which Carried At Close of Period
Land	16,823
Buildings and Improvements	128,582
Total	145,405
Accumulated Depreciation	8,663
Puerto Rico Premium Outlets, Barceloneta, PR | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	73,364
Initial Cost
Land	20,586
Buildings and Improvements	114,021
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,288
Gross Amounts At Which Carried At Close of Period
Land	20,586
Buildings and Improvements	115,309
Total	135,895
Accumulated Depreciation	8,382
Queenstown Premium Outlets, Queenstown, MD | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	66,150
Initial Cost
Land	8,129
Buildings and Improvements	61,950
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	150
Gross Amounts At Which Carried At Close of Period
Land	8,129
Buildings and Improvements	62,100
Total	70,229
Accumulated Depreciation	4,716
Rio Grande Valley Premium Outlets, Mercedes, TX | Premium Outlet Centers
Initial Cost
Land	12,229
Buildings and Improvements	41,547
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	32,873
Gross Amounts At Which Carried At Close of Period
Land	12,229
Buildings and Improvements	74,420
Total	86,649
Accumulated Depreciation	20,133
Round Rock Premium Outlets, Round Rock, TX | Premium Outlet Centers
Initial Cost
Land	21,977
Buildings and Improvements	82,252
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,316
Gross Amounts At Which Carried At Close of Period
Land	21,977
Buildings and Improvements	83,568
Total	105,545
Accumulated Depreciation	24,683
San Marcos Premium Outlets, San Marcos, TX | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	145,231
Initial Cost
Land	13,180
Buildings and Improvements	287,179
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,034
Gross Amounts At Which Carried At Close of Period
Land	13,180
Buildings and Improvements	288,213
Total	301,393
Accumulated Depreciation	15,826
Seattle Premium Outlets, Seattle, WA | Premium Outlet Centers
Initial Cost
Buildings and Improvements	103,722
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	17,967
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	121,689
Total	121,689
Accumulated Depreciation	31,497
St. Augustine Premium Outlets, St. Augustine, FL | Premium Outlet Centers
Initial Cost
Land	6,090
Buildings and Improvements	57,670
Costs Capitalized Subsequent to Acquisition
Land	2
Buildings and Improvements	7,768
Gross Amounts At Which Carried At Close of Period
Land	6,092
Buildings and Improvements	65,438
Total	71,530
Accumulated Depreciation	21,643
The Crossings Premium Outlets, Tannersville, PA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	49,253
Initial Cost
Land	7,720
Buildings and Improvements	172,931
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,228
Gross Amounts At Which Carried At Close of Period
Land	7,720
Buildings and Improvements	183,159
Total	190,879
Accumulated Depreciation	44,730
Vacaville Premium Outlets, Vacaville, CA | Premium Outlet Centers
Initial Cost
Land	9,420
Buildings and Improvements	84,850
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,146
Gross Amounts At Which Carried At Close of Period
Land	9,420
Buildings and Improvements	93,996
Total	103,416
Accumulated Depreciation	31,595
Waikele Premium Outlets, Waipahu, HI | Premium Outlet Centers
Initial Cost
Land	22,630
Buildings and Improvements	77,316
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,096
Gross Amounts At Which Carried At Close of Period
Land	22,630
Buildings and Improvements	80,412
Total	103,042
Accumulated Depreciation	25,022
Waterloo Premium Outlets, Waterloo, NY | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	72,822
Initial Cost
Land	3,230
Buildings and Improvements	75,277
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,735
Gross Amounts At Which Carried At Close of Period
Land	3,230
Buildings and Improvements	82,012
Total	85,242
Accumulated Depreciation	27,125
Williamsburg Premium Outlets, Williamsburg, VA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	104,427
Initial Cost
Land	10,323
Buildings and Improvements	223,789
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	349
Gross Amounts At Which Carried At Close of Period
Land	10,323
Buildings and Improvements	224,138
Total	234,461
Accumulated Depreciation	12,719
Woodbury Common Premium Outlets, Central Valley, NY | Premium Outlet Centers
Initial Cost
Land	11,110
Buildings and Improvements	862,559
Costs Capitalized Subsequent to Acquisition
Land	1,658
Buildings and Improvements	7,302
Gross Amounts At Which Carried At Close of Period
Land	12,768
Buildings and Improvements	869,861
Total	882,629
Accumulated Depreciation	203,885
Wrentham Village Premium Outlets, Wrentham, MA | Premium Outlet Centers
Initial Cost
Land	4,900
Buildings and Improvements	282,031
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,729
Gross Amounts At Which Carried At Close of Period
Land	4,900
Buildings and Improvements	289,760
Total	294,660
Accumulated Depreciation	74,409
ABQ Uptown, Albuquerque, NM | Community/Lifestyle Centers
Initial Cost
Land	6,374
Buildings and Improvements	75,333
Gross Amounts At Which Carried At Close of Period
Land	6,374
Buildings and Improvements	75,333
Total	81,707
Accumulated Depreciation	1,471
Arboretum, Austin, TX | Community/Lifestyle Centers
Initial Cost
Land	7,640
Buildings and Improvements	36,774
Costs Capitalized Subsequent to Acquisition
Land	71
Buildings and Improvements	9,664
Gross Amounts At Which Carried At Close of Period
Land	7,711
Buildings and Improvements	46,438
Total	54,149
Accumulated Depreciation	17,869
Bloomingdale Court, Bloomingdale, IL | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	25,923
Initial Cost
Land	8,748
Buildings and Improvements	26,184
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,067
Gross Amounts At Which Carried At Close of Period
Land	8,748
Buildings and Improvements	38,251
Total	46,999
Accumulated Depreciation	19,220
Charles Towne Square, Charleston, SC | Community/Lifestyle Centers
Initial Cost
Buildings and Improvements	1,768
Costs Capitalized Subsequent to Acquisition
Land	370
Buildings and Improvements	10,636
Gross Amounts At Which Carried At Close of Period
Land	370
Buildings and Improvements	12,404
Total	12,774
Accumulated Depreciation	8,311
Chesapeake Center, Chesapeake, VA | Community/Lifestyle Centers
Initial Cost
Land	5,352
Buildings and Improvements	12,279
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	871
Gross Amounts At Which Carried At Close of Period
Land	5,352
Buildings and Improvements	13,150
Total	18,502
Accumulated Depreciation	7,937
Countryside Plaza, Countryside, IL | Community/Lifestyle Centers
Initial Cost
Land	332
Buildings and Improvements	8,507
Costs Capitalized Subsequent to Acquisition
Land	2,554
Buildings and Improvements	9,711
Gross Amounts At Which Carried At Close of Period
Land	2,886
Buildings and Improvements	18,218
Total	21,104
Accumulated Depreciation	8,962
Dare Centre, Kill Devil Hills, NC | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	1,555
Initial Cost
Buildings and Improvements	5,702
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	189
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	5,891
Total	5,891
Accumulated Depreciation	1,714
DeKalb Plaza, King of Prussia, PA | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	2,676
Initial Cost
Land	1,955
Buildings and Improvements	3,405
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,135
Gross Amounts At Which Carried At Close of Period
Land	1,955
Buildings and Improvements	4,540
Total	6,495
Accumulated Depreciation	2,093
Empire East, Sioux Falls, SD | Community/Lifestyle Centers
Initial Cost
Land	3,023
Buildings and Improvements	10,420
Gross Amounts At Which Carried At Close of Period
Land	3,023
Buildings and Improvements	10,420
Total	13,443
Forest Plaza, Rockford, IL | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	18,391
Initial Cost
Land	4,132
Buildings and Improvements	16,818
Costs Capitalized Subsequent to Acquisition
Land	453
Buildings and Improvements	11,901
Gross Amounts At Which Carried At Close of Period
Land	4,585
Buildings and Improvements	28,719
Total	33,304
Accumulated Depreciation	12,103
Gateway Center, Austin, TX | Community/Lifestyle Centers
Initial Cost
Land	24,549
Buildings and Improvements	81,437
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,231
Gross Amounts At Which Carried At Close of Period
Land	24,549
Buildings and Improvements	91,668
Total	116,217
Accumulated Depreciation	27,700
Great Lakes Plaza, Mentor, OH | Community/Lifestyle Centers
Initial Cost
Land	1,028
Buildings and Improvements	2,025
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,793
Gross Amounts At Which Carried At Close of Period
Land	1,028
Buildings and Improvements	5,818
Total	6,846
Accumulated Depreciation	1,952
Greenwood Plus, Greenwood, IN | Community/Lifestyle Centers
Initial Cost
Land	1,129
Buildings and Improvements	1,792
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,367
Gross Amounts At Which Carried At Close of Period
Land	1,129
Buildings and Improvements	6,159
Total	7,288
Accumulated Depreciation	3,260
Henderson Square, King of Prussia, PA | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	13,948
Initial Cost
Land	4,223
Buildings and Improvements	15,124
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	756
Gross Amounts At Which Carried At Close of Period
Land	4,223
Buildings and Improvements	15,880
Total	20,103
Accumulated Depreciation	3,875
Highland Lakes Center, Orlando, FL | Community/Lifestyle Centers
Initial Cost
Land	7,138
Buildings and Improvements	25,284
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,020
Gross Amounts At Which Carried At Close of Period
Land	7,138
Buildings and Improvements	27,304
Total	34,442
Accumulated Depreciation	17,752
Ingram Plaza, San Antonio, TX | Community/Lifestyle Centers
Initial Cost
Land	421
Buildings and Improvements	1,802
Costs Capitalized Subsequent to Acquisition
Land	4
Buildings and Improvements	57
Gross Amounts At Which Carried At Close of Period
Land	425
Buildings and Improvements	1,859
Total	2,284
Accumulated Depreciation	1,305
Keystone Shoppes, Indianapolis, IN | Community/Lifestyle Centers
Initial Cost
Buildings and Improvements	4,232
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,144
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	5,376
Total	5,376
Accumulated Depreciation	2,131
Lake Plaza, Waukegan, IL | Community/Lifestyle Centers
Initial Cost
Land	2,487
Buildings and Improvements	6,420
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,005
Gross Amounts At Which Carried At Close of Period
Land	2,487
Buildings and Improvements	7,425
Total	9,912
Accumulated Depreciation	4,015
Lake View Plaza, Orland Park, IL | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	15,751
Initial Cost
Land	4,702
Buildings and Improvements	17,543
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,545
Gross Amounts At Which Carried At Close of Period
Land	4,702
Buildings and Improvements	30,088
Total	34,790
Accumulated Depreciation	15,218
Lakeline Plaza, Austin, TX | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	17,229
Initial Cost
Land	5,822
Buildings and Improvements	30,875
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,918
Gross Amounts At Which Carried At Close of Period
Land	5,822
Buildings and Improvements	37,793
Total	43,615
Accumulated Depreciation	16,180
Lima Center, Lima, OH | Community/Lifestyle Centers
Initial Cost
Land	1,781
Buildings and Improvements	5,151
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,988
Gross Amounts At Which Carried At Close of Period
Land	1,781
Buildings and Improvements	12,139
Total	13,920
Accumulated Depreciation	5,788
Lincoln Crossing, O'Fallon, IL | Community/Lifestyle Centers
Initial Cost
Land	674
Buildings and Improvements	2,192
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	807
Gross Amounts At Which Carried At Close of Period
Land	674
Buildings and Improvements	2,999
Total	3,673
Accumulated Depreciation	1,455
Lincoln Plaza, King of Prussia, PA | Community/Lifestyle Centers
Initial Cost
Buildings and Improvements	21,299
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,411
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	24,710
Total	24,710
Accumulated Depreciation	11,045
MacGregor Village, Cary, NC | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	6,254
Initial Cost
Land	502
Buildings and Improvements	8,897
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	297
Gross Amounts At Which Carried At Close of Period
Land	502
Buildings and Improvements	9,194
Total	9,696
Accumulated Depreciation	1,971
Mall of Georgia Crossing, Buford, GA | Community/Lifestyle Centers
Initial Cost
Land	9,506
Buildings and Improvements	32,892
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	618
Gross Amounts At Which Carried At Close of Period
Land	9,506
Buildings and Improvements	33,510
Total	43,016
Accumulated Depreciation	13,932
Markland Plaza, Kokomo, IN | Community/Lifestyle Centers
Initial Cost
Land	206
Buildings and Improvements	738
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,135
Gross Amounts At Which Carried At Close of Period
Land	206
Buildings and Improvements	6,873
Total	7,079
Accumulated Depreciation	3,380
Martinsville Plaza, Martinsville, VA | Community/Lifestyle Centers
Initial Cost
Buildings and Improvements	584
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	408
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	992
Total	992
Accumulated Depreciation	792
Matteson Plaza, Matteson, IL | Community/Lifestyle Centers
Initial Cost
Land	1,771
Buildings and Improvements	9,737
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,770
Gross Amounts At Which Carried At Close of Period
Land	1,771
Buildings and Improvements	13,507
Total	15,278
Accumulated Depreciation	7,219
Muncie Towne Plaza, Muncie, IN | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	7,163
Initial Cost
Land	267
Buildings and Improvements	10,509
Costs Capitalized Subsequent to Acquisition
Land	87
Buildings and Improvements	1,786
Gross Amounts At Which Carried At Close of Period
Land	354
Buildings and Improvements	12,295
Total	12,649
Accumulated Depreciation	5,234
New Castle Plaza, New Castle, IN | Community/Lifestyle Centers
Initial Cost
Land	128
Buildings and Improvements	1,621
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,369
Gross Amounts At Which Carried At Close of Period
Land	128
Buildings and Improvements	2,990
Total	3,118
Accumulated Depreciation	1,623
North Ridge Plaza, Joliet, IL | Community/Lifestyle Centers
Initial Cost
Land	2,831
Buildings and Improvements	7,699
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,434
Gross Amounts At Which Carried At Close of Period
Land	2,831
Buildings and Improvements	12,133
Total	14,964
Accumulated Depreciation	5,897
North Ridge Shopping Center, Raleigh, NC | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	7,639
Initial Cost
Land	385
Buildings and Improvements	12,838
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	782
Gross Amounts At Which Carried At Close of Period
Land	385
Buildings and Improvements	13,620
Total	14,005
Accumulated Depreciation	2,936
Northwood Plaza, Fort Wayne, IN | Community/Lifestyle Centers
Initial Cost
Land	148
Buildings and Improvements	1,414
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,865
Gross Amounts At Which Carried At Close of Period
Land	148
Buildings and Improvements	3,279
Total	3,427
Accumulated Depreciation	2,084
Palms Crossing, McAllen, TX | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	38,202
Initial Cost
Land	13,496
Buildings and Improvements	45,925
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,067
Gross Amounts At Which Carried At Close of Period
Land	13,496
Buildings and Improvements	54,992
Total	68,488
Accumulated Depreciation	10,610
Regency Plaza, St. Charles, MO | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	3,776
Initial Cost
Land	616
Buildings and Improvements	4,963
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	587
Gross Amounts At Which Carried At Close of Period
Land	616
Buildings and Improvements	5,550
Total	6,166
Accumulated Depreciation	2,821
Richardson Square, Richardson, TX | Community/Lifestyle Centers
Initial Cost
Land	6,285
Costs Capitalized Subsequent to Acquisition
Land	990
Buildings and Improvements	15,229
Gross Amounts At Which Carried At Close of Period
Land	7,275
Buildings and Improvements	15,229
Total	22,504
Accumulated Depreciation	2,034
Rockaway Commons, Rockaway, NJ | Community/Lifestyle Centers
Initial Cost
Land	5,149
Buildings and Improvements	26,435
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,840
Gross Amounts At Which Carried At Close of Period
Land	5,149
Buildings and Improvements	34,275
Total	39,424
Accumulated Depreciation	10,721
Rockaway Town Plaza, Rockaway, NJ | Community/Lifestyle Centers
Initial Cost
Buildings and Improvements	18,698
Costs Capitalized Subsequent to Acquisition
Land	2,225
Buildings and Improvements	2,961
Gross Amounts At Which Carried At Close of Period
Land	2,225
Buildings and Improvements	21,659
Total	23,884
Accumulated Depreciation	4,607
Shops at Arbor Walk, The, Austin, TX | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	43,176
Initial Cost
Land	930
Buildings and Improvements	42,546
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,403
Gross Amounts At Which Carried At Close of Period
Land	930
Buildings and Improvements	46,949
Total	47,879
Accumulated Depreciation	9,412
Shops at North East Mall, The, Hurst, TX | Community/Lifestyle Centers
Initial Cost
Land	12,541
Buildings and Improvements	28,177
Costs Capitalized Subsequent to Acquisition
Land	402
Buildings and Improvements	4,657
Gross Amounts At Which Carried At Close of Period
Land	12,943
Buildings and Improvements	32,834
Total	45,777
Accumulated Depreciation	16,238
St. Charles Towne Plaza, Waldorf, MD | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	24,542
Initial Cost
Land	8,377
Buildings and Improvements	18,993
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,940
Gross Amounts At Which Carried At Close of Period
Land	8,377
Buildings and Improvements	22,933
Total	31,310
Accumulated Depreciation	11,797
Teal Plaza, Lafayette, IN | Community/Lifestyle Centers
Initial Cost
Land	99
Buildings and Improvements	878
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,557
Gross Amounts At Which Carried At Close of Period
Land	99
Buildings and Improvements	2,435
Total	2,534
Accumulated Depreciation	1,465
Terrace at The Florida Mall, Orlando, FL | Community/Lifestyle Centers
Initial Cost
Land	2,150
Buildings and Improvements	7,623
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,251
Gross Amounts At Which Carried At Close of Period
Land	2,150
Buildings and Improvements	12,874
Total	15,024
Accumulated Depreciation	5,903
Tippecanoe Plaza, Lafayette, IN | Community/Lifestyle Centers
Initial Cost
Buildings and Improvements	745
Costs Capitalized Subsequent to Acquisition
Land	234
Buildings and Improvements	5,196
Gross Amounts At Which Carried At Close of Period
Land	234
Buildings and Improvements	5,941
Total	6,175
Accumulated Depreciation	3,486
University Center, Mishawaka, IN | Community/Lifestyle Centers
Initial Cost
Land	3,071
Buildings and Improvements	7,413
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,828
Gross Amounts At Which Carried At Close of Period
Land	3,071
Buildings and Improvements	9,241
Total	12,312
Accumulated Depreciation	7,738
Washington Plaza, Indianapolis, IN | Community/Lifestyle Centers
Initial Cost
Land	941
Buildings and Improvements	1,697
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,159
Gross Amounts At Which Carried At Close of Period
Land	941
Buildings and Improvements	2,856
Total	3,797
Accumulated Depreciation	2,523
Waterford Lakes Town Center, Orlando, FL | Community/Lifestyle Centers
Initial Cost
Land	8,679
Buildings and Improvements	72,836
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	14,104
Gross Amounts At Which Carried At Close of Period
Land	8,679
Buildings and Improvements	86,940
Total	95,619
Accumulated Depreciation	40,419
West Ridge Plaza, Topeka, KS | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	4,720
Initial Cost
Land	1,376
Buildings and Improvements	4,560
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,085
Gross Amounts At Which Carried At Close of Period
Land	1,376
Buildings and Improvements	6,645
Total	8,021
Accumulated Depreciation	3,368
White Oaks Plaza, Springfield, IL | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	14,325
Initial Cost
Land	3,169
Buildings and Improvements	14,267
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,494
Gross Amounts At Which Carried At Close of Period
Land	3,169
Buildings and Improvements	17,761
Total	20,930
Accumulated Depreciation	8,255
Wolf Ranch Town Center, Georgetown, TX | Community/Lifestyle Centers
Initial Cost
Land	21,403
Buildings and Improvements	51,547
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,413
Gross Amounts At Which Carried At Close of Period
Land	21,403
Buildings and Improvements	60,960
Total	82,363
Accumulated Depreciation	14,729
Factory Stores of America - Boaz, AL | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	2,540
Initial Cost
Buildings and Improvements	924
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	87
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	1,011
Total	1,011
Accumulated Depreciation	190
Factory Stores of America - Georgetown, KY | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	6,019
Initial Cost
Land	148
Buildings and Improvements	3,610
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	39
Gross Amounts At Which Carried At Close of Period
Land	148
Buildings and Improvements	3,649
Total	3,797
Accumulated Depreciation	733
Factory Stores of America - Graceville, FL | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	1,789
Initial Cost
Land	12
Buildings and Improvements	408
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	150
Gross Amounts At Which Carried At Close of Period
Land	12
Buildings and Improvements	558
Total	570
Accumulated Depreciation	70
Factory Stores of America - Lebanon. MO | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	1,503
Initial Cost
Land	24
Buildings and Improvements	214
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6
Gross Amounts At Which Carried At Close of Period
Land	24
Buildings and Improvements	220
Total	244
Accumulated Depreciation	11
Factory Stores of America - Nebraska City, NE | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	1,411
Initial Cost
Land	26
Buildings and Improvements	566
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	47
Gross Amounts At Which Carried At Close of Period
Land	26
Buildings and Improvements	613
Total	639
Accumulated Depreciation	215
Factory Stores of America - Story City, IA | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	1,743
Initial Cost
Land	7
Buildings and Improvements	526
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	34
Gross Amounts At Which Carried At Close of Period
Land	7
Buildings and Improvements	560
Total	567
Accumulated Depreciation	156
Florida Keys Outlet Center, Florida City, FL | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	10,824
Initial Cost
Land	1,560
Buildings and Improvements	1,748
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	822
Gross Amounts At Which Carried At Close of Period
Land	1,560
Buildings and Improvements	2,570
Total	4,130
Accumulated Depreciation	429
Gwinnett Place, Duluth, GA | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	115,000
Initial Cost
Land	6,361
Buildings and Improvements	108,637
Gross Amounts At Which Carried At Close of Period
Land	6,361
Buildings and Improvements	108,637
Total	114,998
Huntley Outlet Center, Huntley, IL | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	30,276
Initial Cost
Land	3,495
Buildings and Improvements	2,027
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	127
Gross Amounts At Which Carried At Close of Period
Land	3,495
Buildings and Improvements	2,154
Total	5,649
Accumulated Depreciation	289
The Shops at Nanuet, Nanuet, NY | Other Properties
Initial Cost
Land	27,310
Buildings and Improvements	162,993
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,614
Gross Amounts At Which Carried At Close of Period
Land	27,310
Buildings and Improvements	168,607
Total	195,917
Accumulated Depreciation	165,289
Naples Outlet Center, Naples, FL | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	16,274
Initial Cost
Land	1,514
Buildings and Improvements	519
Gross Amounts At Which Carried At Close of Period
Land	1,514
Buildings and Improvements	519
Total	2,033
Accumulated Depreciation	184
Outlet Marketplace, Orlando, FL | Other Properties
Initial Cost
Land	3,367
Buildings and Improvements	1,557
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	48
Gross Amounts At Which Carried At Close of Period
Land	3,367
Buildings and Improvements	1,605
Total	4,972
Accumulated Depreciation	347
The Shoppes at Branson Meadows, Branson, MO | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	8,685
Initial Cost
Buildings and Improvements	5,205
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	487
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	5,692
Total	5,692
Accumulated Depreciation	654
University Town Plaza, Pensacola, FL | Other Properties
Initial Cost
Land	4,256
Buildings and Improvements	26,657
Costs Capitalized Subsequent to Acquisition
Land	1,753
Buildings and Improvements	4,769
Gross Amounts At Which Carried At Close of Period
Land	6,009
Buildings and Improvements	31,426
Total	37,435
Accumulated Depreciation	28,830
Merrimack Premium Outlets | Development Projects
Initial Cost
Land	17,306
Buildings and Improvements	83,404
Gross Amounts At Which Carried At Close of Period
Land	17,306
Buildings and Improvements	83,404
Total	100,710
Other pre-development Costs | Development Projects
Initial Cost
Land	20,373
Buildings and Improvements	174,800
Gross Amounts At Which Carried At Close of Period
Land	20,373
Buildings and Improvements	174,800
Total	195,173
Accumulated Depreciation	$ 780